Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock-based compensation expense	Stock-based compensation expense was recorded in the following financial statement lines within the consolidated statements of net loss and comprehensive loss:

	December 31, 2021	December 31, 2020
Cost of Revenues	$13,402	$14,383
General and Administrative	$680,609	$825,664
Selling and Marketing	$79,695	$104,985
Research & Development	$81,690	$47,048

Summary of Company's stock options issued to employees, founders and consultants
The following table summarizes activity in relation to the Company’s stock options issued to employees, founders and consultants:

	Number of Shares/Units	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
				(years)
Balance at January 1, 2021	3,182,758	$1.39	$0.76	8.59	$8,636,744
Granted	—	—	—		—
Exercised	106,480	0.97	0.54		2,882,631
Forfeited	224,250	1.44	0.78		5,965,765
Expired	25,629	1.68	0.91		675,649

Balance at December 31, 2021	2,826,399	$1.40	$0.77	7.60	$75,296,955
Exercisable at December 31, 2021	1,392,684	1.15	0.62	7.31	37,456,625
Expected to vest at December 31, 2021	1,433,715	1.65	0.84	7.87	37,840,330

Summary of Black-Scholes option-pricing model	The fair values associated with the options are estimated on the date of grant using the Black-Scholes option-pricing model using the following assumptions:

2020
Expected annual dividend yield	0.00%
Expected volatility	51.78%
Risk-free rate of return	0.75%
Expected option term (years)	5.98

Summary of RSU Activity
See below for a summary of RSU activity for the year ended December 31, 2021:

	Number of units	Weighted average grant date fair value
Non-vested at January 1, 2021	219,252	$1.97
Granted	1,970,302	18.72
Vested	—	—
Forfeited	(110,023)	13.63
Non-vested at December 31, 2021	2,079,531	$17.22